Regulatory Assets and Liabilities - Additional Information (Detail) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Regulatory Matters [Line Items]
Increase (Decrease) in income tax expense including the impact of a change in enacted tax rates	CAD (101,000,000)	CAD (132,000,000)
Reduction in unbilled accounts receivable	(244,000,000)	93,000,000
Accounts Receivable - Unbilled [Member]
Regulatory Matters [Line Items]
Reduction in unbilled accounts receivable	(121,000,000)
Post-Retirement and Post-Employment Benefits [Member]
Regulatory Matters [Line Items]
Increase (Decrease) in other comprehensive income	(33,000,000)	(35,000,000)
PCB Liability [Member]
Regulatory Matters [Line Items]
Regulatory asset increase (decrease)	(24,000,000)	(33,000,000)
Land Assessment and Remediation Liability [Member]
Regulatory Matters [Line Items]
Regulatory asset increase (decrease)	1,000,000	13,000,000
Environmental Expenditure [Member]
Regulatory Matters [Line Items]
Increase (decrease) in operation, maintenance and administration expenses	23,000,000	20,000,000
Increase (decrease) in amortization expense	19,000,000	18,000,000
Increase (decrease) in financing chargers	(10,000,000)	(11,000,000)
Pension Cost Variance [Member]
Regulatory Matters [Line Items]
Increase (decrease) in revenue	6,000,000	10,000,000
Pension Benefit Regulatory Asset [Member]
Regulatory Matters [Line Items]
Increase (Decrease) in other comprehensive income	CAD (284,000,000)	391,000,000
2015 - 2017 Rate Rider [Member]
Regulatory Matters [Line Items]
Disposal period of approved balances for disposition	32 months
Share-Based Compensation [Member]
Regulatory Matters [Line Items]
Increase (decrease) to operation, maintenance, administration and depreciation expenses	CAD (5,000,000)	CAD 0
B2M LP Start-Up Costs [Member]
Regulatory Matters [Line Items]
Approved recovery start up costs	CAD 8,000,000
Start up costs recovery period	4 years